Other Revenues	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Other Revenues

4 OTHER REVENUES

Other revenues by type of service is as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Marketing services revenue	961	2,100	10,047
Talent management services revenue	—	—	8,684
Logistic services revenue	1,752	1,640	2,201
Promotion services revenue	167	90	—
Others	4,167	3,594	4,903
Total	7,047	7,424	25,835